Performance Management - UBS U.S. Allocation Fund	Aug. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the S&P 500 Index, which represents a broad measure of market performance, as well as an additional index over time. The UBS U.S. Allocation Fund Benchmark is an unmanaged benchmark compiled by UBS AM that shows how the fund's performance compares to a benchmark constructed as follows: 65% Russell 3000 Index, 30% Bloomberg US Aggregate Index, and 5% BofA Merrill Lynch US High Yield Cash Pay Constrained Index. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class A shares' after-tax returns shown.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the S&P 500 Index, which represents a broad measure of market performance, as well as an additional index over time.
Performance Additional Market Index [Text]	The UBS U.S. Allocation Fund Benchmark is an unmanaged benchmark compiled by UBS AM that shows how the fund's performance compares to a benchmark constructed as follows: 65% Russell 3000 Index, 30% Bloomberg US Aggregate Index, and 5% BofA Merrill Lynch US High Yield Cash Pay Constrained Index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	Annual total returns of Class A shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 – September 30, 2024: 13.23% Best quarter during calendar years shown—2Q 2020: 16.24% Worst quarter during calendar years shown—1Q 2020: (14.53)%
Year to Date Return, Label [Optional Text]	Total return January 1 – September 30, 2024:
Bar Chart, Year to Date Return	13.23%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	16.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(14.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class	1 year	5 years	10 years
Class A
Return before taxes	10.94%	9.37%	6.95%
Return after taxes on distributions	10.31	7.24	5.51
Return after taxes on distributions and sale of fund shares	6.47	6.95	5.24
Class P*
Return before taxes	17.72	10.91	7.84
S&P 500 Index	26.29	15.69	12.03
UBS U.S. Allocation Fund Benchmark (Indices reflect no deduction for fees, expenses or taxes.)	18.96	10.60	8.39

*  Effective July 28, 2014, Class Y shares were redesignated as Class P shares.

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Performance Table One Class of after Tax Shown [Text]	After-tax returns for other classes will vary from the Class A shares' after-tax returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Indices reflect no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance